DISCONTINUED OPERATIONS (Details 1) - Africa Mining Division - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash inflow (outflow):
Operating activities	$ 0	$ 0
Investing activities	0	(109)
Net cash outflow for the period	$ 0	$ (109)